Segment reporting - Results of Operations - Parenthetical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Gain from the FDIC termination agreement	$ 0	$ 102,752	$ 0
Income tax expense	$ 147,181	119,579	$ 230,830
Termination Agreement With FDIC and Tax Closing Agreement
Segment Reporting Information
Gain from the FDIC termination agreement		102,800
Other operating expenses		8,100
Income tax expense		$ 63,900